UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund
(Exact name of registrant as specified in charter)

413 Johnson Street, Suite # 200
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
P.O. Box 2479
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: September 30, 2014


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
September 30, 2014
(unaudited)


Shares/Principal Amount        Historical Cost    Market Value   % of Net Assets

 COMMON STOCKS

 Air Courier Services
 290,000 FedEx Corporation        $27,033,059           $46,820,500   5.17%

 Business Services
 537,000 Mastercard Inc.           22,397,583            39,695,040   4.38%

 Cable & Other Pay Television Services
 555,000 Scripps Networks Interactive, Inc.
				   33,922,711            43,339,950   4.78%

 Computer Programming & Data Processing
 35,800  Google, Inc. Class C *    12,585,171            20,669,488   2.28%
 31,000  Google, Inc. Class A *    10,276,037            18,240,710   2.01%

 Construction Machinery & Equipment
 333,000 Caterpillar, Inc.         27,261,805           32,976,990    3.64%

 Crude Petroleum & Natural Gas
 267,000 Devon Energy Co.          15,805,016           18,204,060    2.00%

 Electronic Computers
 1,375,000 Apple, Inc.             91,743,765          138,531,250   15.29%

 Finance Services
 1,835,000 KKR & CO. LP            30,959,216           40,920,500    4.51%

 Fire, Marine & Casualty Insurance
 225 Berkshire Hathaway, Cl A *     31,465,420          46,552,500    5.14%

 National Commercial Banks
 707,500 JP Morgan Chase & Co.      31,110,670          42,619,800    4.70%

 Natural Gas Transmission
 365,000 Kinder Morgan, Inc.         11,153,310         13,994,100    1.54%
 600,000 Boardwalk Pipeline Prt       8,613,186         11,220,000    1.24%

 Oil, Gas Field Services
 430,000 Halliburton, Co.          19,005,050           27,739,300    3.06%

 Operative Builders
 329,500 Ryland Group, Inc.        12,117,087           10,952,580    1.21%
 515,000 DR Horton, Inc.           11,508,752           10,567,800    1.17%

 Railroads, Line-Haul Operations
 180,000 Kansas City Southern       11,227,649          21,816,000    2.41%

 Real Estate Investment Trusts
 3,155,100 Brandywine Rlty Trust    38,385,108          44,392,257    4.90%

 Retail - Eating Places
 23,370 Biglari Holdings, Inc.*	    7,757,963            7,940,191    0.88%

 Retail - Grocery Stores
 272,500 The Fresh Market, Inc.	    8,732,650            9,518,425    1.05%

 Security Brokers, Dealers & Exchanges
 276,000 Goldman Sachs Group       37,208,612           50,665,320    5.59%

 Services - Educational Services
 305,000 K12,Inc.                   6,060,221            4,867,800    0.54%

 Services - Help Supply Services
 905,000 Kelly Services,Inc. Cl A   15,734,394          14,181,350    1.57%
 12,000 Kelly Services,Inc. Cl B       223,509             188,040    0.02%

 Shopping Goods Store
 1,017,500 Cabelas, Inc. *          47,144,701          59,930,750    6.61%

 State Commercial Banks
 675,000 East West Bancorp, Inc.    13,551,975          22,950,000    2.53%

 Telephone Communications
 2,450,000 Telefonica SA *         33,882,888           37,656,500    4.16%

 Transportation Equipment
 296,000 Polaris Indust, Inc.      21,132,167           44,337,840    4.89%


 Total Common Stocks              637,999,675          881,489,041   97.27%

 WARRANTS
 165,000 Kinder Morgan, Inc.*        230,315               600,600    0.07%
 155,000 JP Morgan Chase & Co.*    2,331,760             3,117,050    0.34%


 PRIVATE STOCK HOLDING FOR
 SECURITIES CLEARING SERVICES
 0.080 Depository Trust&Clearing        694		       702    0.00%


 PREFERRED STOCKS
 86,334   Fed Nat'l Mortgage Assoc *   1,229,207           1,230,260   0.14%
 92,100   Fed Nat'l Mortgage Assoc *   1,034,691           1,344,660   0.15%
 98,900   Fed Nat'l Mortgage Assoc *   1,244,694           1,481,522   0.16%
 113,616  Fed Nat'l Mortgage Assoc *   1,441,569           1,647,432   0.18%
 130,600  Fed Nat'l Mortgage Assoc *   1,847,463           1,893,700   0.21%
 171,500  Fed Nat'l Mortgage Assoc *   1,450,212           2,766,295   0.31%
 172,200  Fed Nat'l Mortgage Assoc *   2,417,599           2,505,510   0.28%
 233,100  Fed Nat'l Mortgage Assoc *   4,011,483           3,377,619   0.37%
 242,500  Fed Nat'l Mortgage Assoc *   3,507,067           3,540,500   0.39%

Total Investments                 658,746,429            904,994,891  99.87%


Other Assets in Excess
of Liabilities                      1,222,350            1,222,350    0.13%

Net Assets                       $659,968,779         $906,217,241  100.00%


 * Non-Income producing securities during the period.


Securities Valuations

Processes and Structure
The Fund's Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.
The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements
A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.


The following is a summary of inputs used as of September 30, 2014 in valuing the Fund's investments carried at value:

  Investments in Securities  Level 1      Level 2       Level 3  Total

  Common Stocks             $881,489,041  $0            $0       $881,489,041
  Other                     $        702  $0	        $0       $        702
  Warrants                  $  3,717,650  $0            $0       $  3,717,650
  Preferred Stock           $          0  $19,787,498   $0       $ 19,787,498
                               -----------  -----------   -----    ------------
                            $885,207,393  $19,787,498   $0       $904,994,891



There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund's policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.



Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's board of trustees:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund, Inc.

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 28, 2014




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 28, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 28, 2014